SHARE-BASED COMPENSATION PLAN - Common stock option plan (Details)	12 Months Ended
Dec. 31, 2019 EquityInstruments R$ / shares
Common stock option plan
SHARE-BASED COMPENSATION PLAN
Lock up period	36 months
Restricted Stock
SHARE-BASED COMPENSATION PLAN
Price on grant date | R$ / shares	R$ 39.10
Shares Granted | EquityInstruments	130,435